UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Shareholder Report.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2024
State Street Institutional Funds
State Street Institutional U.S. Equity Fund
State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Semi-Annual Report
March 31, 2024 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

[This page intentionally left blank]

State Street Institutional Funds
Notes to Performance — March 31, 2024 (Unaudited)
Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results.Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

State Street Institutional U.S. Equity Fund
Fund Information — March 31, 2024 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $273,697 (in thousands) as of March 31, 2024 (a)(b)
Top Ten Largest Holdings
as of March 31, 2024 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.61%
NVIDIA Corp.	5.98%
Apple, Inc.	5.18%
Amazon.com, Inc.	4.52%
Alphabet, Inc., Class A	4.43%
Meta Platforms, Inc., Class A	3.11%
Mastercard, Inc., Class A	1.95%
Merck & Co., Inc.	1.93%
Broadcom, Inc.	1.90%
UnitedHealth Group, Inc.	1.79%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Understanding Your Fund’s Expenses — March 31, 2024 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2024.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account Value March 31, 2024	$1,266.80	$1,023.10
Expenses Paid During Period*	$ 2.21	$ 1.97
*	Expenses are equal to the Fund's annualized expense ratio of 0.39% for Investment Class shares and 0.64% for Service Class shares (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account Value March 31, 2024	$1,266.00	$1,021.80
Expenses Paid During Period*	$ 3.63	$ 3.23
*	Expenses are equal to the Fund's annualized expense ratio of 0.39% for Investment Class shares and 0.64% for Service Class shares (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.2% †
Aerospace & Defense - 0.5%
RTX Corp.	14,781	$ 1,441,591
Apparel Retail - 0.4%
Ross Stores, Inc.	7,243	1,062,983
Application Software - 3.0%
Adobe, Inc. (a)	6,757	3,409,582
Intuit, Inc.	1,442	937,300
Salesforce, Inc.	13,058	3,932,809
		8,279,691
Automobile Manufacturers - 0.7%
General Motors Co.	24,927	1,130,439
Tesla, Inc. (a)	4,592	807,228
		1,937,667
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	1,351	1,525,117
Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc. (a)	28,357	2,476,700
Vertex Pharmaceuticals, Inc. (a)	2,379	994,446
		3,471,146
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	68,585	12,371,362
Building Products - 0.6%
Trane Technologies PLC	5,151	1,546,330
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	4,077	2,503,033
Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	1,808	1,324,595
Target Corp.	17,875	3,167,629
Walmart, Inc.	29,541	1,777,482
		6,269,706
Diversified Banks - 3.2%
Bank of America Corp.	123,543	4,684,750
JPMorgan Chase & Co.	19,696	3,945,109
		8,629,859
Diversified Support Services - 0.7%
Cintas Corp.	1,444	992,071
	Number of Shares	Fair Value
Copart, Inc. (a)	18,065	$ 1,046,325
		2,038,396
Electric Utilities - 0.6%
NextEra Energy, Inc.	24,658	1,575,893
Electrical Components & Equipment - 0.7%
Eaton Corp. PLC	6,071	1,898,280
Electronic Components - 1.1%
Amphenol Corp., Class A	26,366	3,041,318
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	14,114	3,008,399
Financial Exchanges & Data - 2.0%
CME Group, Inc.	5,157	1,110,250
S&P Global, Inc.	10,193	4,336,612
		5,446,862
Healthcare Equipment - 2.8%
Becton Dickinson & Co. (b)	13,200	3,266,340
Edwards Lifesciences Corp. (a)	8,912	851,631
IDEXX Laboratories, Inc. (a)	1,435	774,800
Penumbra, Inc. (a)	2,293	511,752
Teleflex, Inc.	3,371	762,419
Zimmer Biomet Holdings, Inc.	10,531	1,389,881
		7,556,823
Home Improvement Retail - 0.9%
Home Depot, Inc.	6,338	2,431,257
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	2,221	560,381
Household Products - 0.9%
Procter & Gamble Co.	15,528	2,519,418
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	7,356	1,509,819
Industrial Gases - 1.3%
Linde PLC	7,573	3,516,295
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	6,670	3,707,119
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	3,938	811,149

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.7%
Chevron Corp.	12,292	$ 1,938,940
Interactive Media & Services - 8.1%
Alphabet, Inc., Class C (a)	9,996	1,521,991
Alphabet, Inc., Class A (a)	80,426	12,138,696
Meta Platforms, Inc., Class A	17,524	8,509,304
		22,169,991
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	19,173	1,386,975
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	3,059	1,060,280
Life Sciences Tools & Services - 2.1%
IQVIA Holdings, Inc. (a)	8,539	2,159,428
Thermo Fisher Scientific, Inc.	5,973	3,471,567
		5,630,995
Managed Healthcare - 2.3%
Humana, Inc.	3,933	1,363,650
UnitedHealth Group, Inc.	9,932	4,913,360
		6,277,010
Movies & Entertainment - 1.6%
Netflix, Inc. (a)	1,425	865,445
Walt Disney Co.	28,011	3,427,426
		4,292,871
Multi-Line Insurance - 0.3%
American International Group, Inc.	9,836	768,880
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	8,786	3,694,689
Multi-Utilities - 1.0%
CMS Energy Corp.	20,974	1,265,571
Sempra	19,929	1,431,500
		2,697,071
Oil & Gas Equipment & Services - 1.3%
Schlumberger NV	62,967	3,451,221
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	25,648	3,264,478
	Number of Shares	Fair Value
Pioneer Natural Resources Co.	5,508	$ 1,445,850
		4,710,328
Other Specialty Retail - 0.6%
Ulta Beauty, Inc. (a)	2,888	1,510,078
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	16,798	1,175,860
Personal Care Products - 0.8%
Kenvue, Inc.	106,081	2,276,498
Pharmaceuticals - 5.4%
AstraZeneca PLC ADR	48,179	3,264,127
Elanco Animal Health, Inc. (a)	40,655	661,863
Eli Lilly & Co.	1,475	1,147,491
Johnson & Johnson	27,173	4,298,497
Merck & Co., Inc.	39,943	5,270,479
		14,642,457
Property & Casualty Insurance - 1.1%
Chubb Ltd.	11,688	3,028,712
Rail Transportation - 0.6%
Union Pacific Corp.	6,598	1,622,646
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	1,636	384,509
Restaurants - 0.4%
McDonald's Corp.	4,289	1,209,284
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	14,083	2,904,337
ASML Holding NV	1,217	1,181,062
		4,085,399
Semiconductors - 10.1%
Advanced Micro Devices, Inc. (a)	12,254	2,211,725
Broadcom, Inc.	3,925	5,202,234
NVIDIA Corp.	18,115	16,367,989
ON Semiconductor Corp. (a)	33,144	2,437,741
Texas Instruments, Inc.	8,283	1,442,982
		27,662,671
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	21,336	1,264,798

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
PepsiCo, Inc.	10,318	$ 1,805,753
		3,070,551
Specialty Chemicals - 0.5%
Ecolab, Inc.	2,769	639,362
International Flavors & Fragrances, Inc.	3,404	292,710
PPG Industries, Inc.	2,715	393,404
		1,325,476
Systems Software - 8.9%
Microsoft Corp.	49,517	20,832,792
Oracle Corp.	13,692	1,719,852
ServiceNow, Inc. (a)	2,526	1,925,823
		24,478,467
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	82,723	14,185,340
Telecom Tower REITs - 1.2%
American Tower Corp.	16,504	3,261,025
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	4,378	3,157,020
WW Grainger, Inc.	990	1,007,127
		4,164,147
Transaction & Payment Processing Services - 3.9%
Fidelity National Information Services, Inc.	5,700	422,826
	Number of Shares	Fair Value
Mastercard, Inc., Class A	11,074	$ 5,332,906
Visa, Inc., Class A	17,465	4,874,132
		10,629,864
Water Utilities - 0.9%
American Water Works Co., Inc.	19,123	2,337,022
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,709	605,383
Total Common Stock (Cost $160,569,861)		268,394,534
Short-Term Investments - 1.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (c)(d) (Cost $5,302,220)	5,302,220	5,302,220
Total Investments (Cost $165,872,081)		273,696,754
Liabilities in Excess of Other Assets, net - (0.1)%		(232,301)
NET ASSETS - 100.0%		$ 273,464,453

Other Information:
The Fund had the following long futures contracts open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	6	$ 1,563,348	$ 1,592,550	$ 29,202
During the period ended March 31, 2024, the average notional value related to long futures contracts was $4,117,538.
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 268,394,534	$ —	$ —	$ 268,394,534
Short-Term Investments	5,302,220	—	—	5,302,220
Total Investments in Securities	$ 273,696,754	$ —	$ —	$ 273,696,754
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 29,202	$ —	$ —	$ 29,202
Total Other Financial Instruments	$ 29,202	$ —	$ —	$ 29,202

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,527,562	$5,527,562	$21,449,172	$21,674,514	$—	$—	5,302,220	$5,302,220	$213,458
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional U.S. Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Fund Information — March 31, 2024 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,121,615 (in thousands) as of March 31, 2024 (a)(b)
Top Ten Largest Holdings
as of March 31, 2024 (as a % of Fair Value) (a)(b)
Enerpac Tool Group Corp.	1.67%
MGP Ingredients, Inc.	1.54%
Dycom Industries, Inc.	1.29%
Darling Ingredients, Inc.	1.22%
SM Energy Co.	1.10%
U.S. Physical Therapy, Inc.	1.03%
RB Global, Inc.	1.01%
Ingevity Corp.	1.00%
Applied Industrial Technologies, Inc.	1.00%
Boot Barn Holdings, Inc.	0.99%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Understanding Your Fund’s Expenses — March 31, 2024 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2024.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account Value March 31, 2024	$1,169.20	$1,021.30
Expenses Paid During Period*	$ 4.07	$ 3.79
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2023	$1,000.00	$1,000.00
Ending Account Value March 31, 2024	$1,168.30	$1,020.00
Expenses Paid During Period*	$ 5.42	$ 5.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.75% for Investment Class shares and 1.00% for Service Class shares (for the period October 1, 2023 - March 31, 2024), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.9% †
Aerospace & Defense - 0.5%
Hexcel Corp.	18,767	$ 1,367,176
Woodward, Inc.	24,174	3,725,697
		5,092,873
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	76,108	9,362,806
Alamo Group, Inc.	12,507	2,855,723
		12,218,529
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	294,887	13,715,194
Apparel Retail - 1.5%
Boot Barn Holdings, Inc. (a)	116,393	11,074,794
Buckle, Inc.	83,726	3,371,646
Revolve Group, Inc. (a)	119,080	2,520,924
		16,967,364
Application Software - 6.5%
ACI Worldwide, Inc. (a)	156,718	5,204,605
Altair Engineering, Inc., Class A (a)	49,403	4,256,068
Asana, Inc., Class A (a)	195,000	3,020,550
Blackbaud, Inc. (a)(b)	83,080	6,159,551
BlackLine, Inc. (a)	38,676	2,497,696
Box, Inc., Class A (a)	150,000	4,248,000
Braze, Inc., Class A (a)	101,000	4,474,300
CCC Intelligent Solutions Holdings, Inc. (a)	408,684	4,887,861
Dynatrace, Inc. (a)	18,820	874,001
Freshworks, Inc., Class A (a)	266,000	4,843,860
HashiCorp, Inc., Class A (a)	88,000	2,371,600
Lightspeed Commerce, Inc. (a)	61,860	869,752
MicroStrategy, Inc., Class A (a)	465	792,620
Model N, Inc. (a)	45,396	1,292,424
Nutanix, Inc., Class A (a)	70,000	4,320,400
Q2 Holdings, Inc. (a)	67,500	3,547,800
Samsara, Inc., Class A (a)	52,010	1,965,458
Smartsheet, Inc., Class A (a)	165,190	6,359,815
Vertex, Inc., Class A (a)	164,764	5,232,905
Workiva, Inc. (a)	65,000	5,512,000
		72,731,266
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	53,466	6,273,700
	Number of Shares	Fair Value
Automotive Parts & Equipment - 1.0%
Dana, Inc.	113,311	$ 1,439,050
Dorman Products, Inc. (a)	92,759	8,941,040
LCI Industries	2,803	344,937
Modine Manufacturing Co. (a)	7,333	698,028
		11,423,055
Automotive Retail - 1.2%
Group 1 Automotive, Inc.	15,445	4,513,492
Monro, Inc.	39,631	1,249,962
Murphy USA, Inc.	17,560	7,361,152
		13,124,606
Biotechnology - 2.0%
89bio, Inc. (a)(b)	56,430	656,845
ADMA Biologics, Inc. (a)	54,715	361,119
Alkermes PLC (a)	32,330	875,173
Ascendis Pharma AS ADR (a)	25,370	3,835,183
Avid Bioservices, Inc. (a)	335,906	2,250,570
Bicycle Therapeutics PLC ADR (a)	26,160	651,384
Catalyst Pharmaceuticals, Inc. (a)	129,639	2,066,446
Cytokinetics, Inc. (a)	9,860	691,285
Emergent BioSolutions, Inc. (a)	67,226	170,082
Halozyme Therapeutics, Inc. (a)	41,643	1,694,037
Heron Therapeutics, Inc. (a)	553,866	1,534,209
MoonLake Immunotherapeutics (a)	22,700	1,140,221
Rocket Pharmaceuticals, Inc. (a)	48,230	1,299,316
Vaxcyte, Inc. (a)	23,350	1,595,038
Veracyte, Inc. (a)	130,500	2,891,880
Viking Therapeutics, Inc. (a)	9,110	747,020
Xenon Pharmaceuticals, Inc. (a)	9,120	392,616
		22,852,424
Brewers - 0.9%
Boston Beer Co., Inc., Class A (a)	32,022	9,748,137
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	25,500	2,029,035

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Building Products - 2.5%
Armstrong World Industries, Inc.	58,754	$ 7,298,422
AZEK Co., Inc. (a)	37,350	1,875,717
AZZ, Inc.	28,913	2,235,264
Gibraltar Industries, Inc. (a)	92,034	7,411,498
Hayward Holdings, Inc. (a)	303,500	4,646,585
Insteel Industries, Inc.	49,076	1,875,685
Simpson Manufacturing Co., Inc.	9,261	1,900,172
UFP Industries, Inc.	9,135	1,123,696
		28,367,039
Cargo Ground Transportation - 0.8%
Saia, Inc. (a)	16,135	9,438,975
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	10,780	1,334,025
Commodity Chemicals - 0.2%
Hawkins, Inc.	28,953	2,223,590
Communications Equipment - 0.2%
Calix, Inc. (a)	14,700	487,452
Cambium Networks Corp. (a)	130,273	561,477
F5, Inc. (a)	5,450	1,033,265
		2,082,194
Construction & Engineering - 1.9%
Comfort Systems USA, Inc.	8,230	2,614,753
Dycom Industries, Inc. (a)	100,486	14,422,756
IES Holdings, Inc. (a)	16,916	2,057,662
Valmont Industries, Inc.	2,556	583,484
WillScot Mobile Mini Holdings Corp. (a)	28,770	1,337,805
		21,016,460
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	18,473	807,455
Miller Industries, Inc.	8,176	409,617
Oshkosh Corp.	12,456	1,553,388
Wabash National Corp.	72,123	2,159,363
		4,929,823
Construction Materials - 0.2%
Eagle Materials, Inc.	8,698	2,363,682
	Number of Shares	Fair Value
Consumer Finance - 0.3%
PROG Holdings, Inc.	88,704	$ 3,054,966
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	75,720	3,902,609
Verra Mobility Corp. (a)	234,878	5,864,904
WNS Holdings Ltd. (a)	20,010	1,011,105
		10,778,618
Distillers & Vintners - 1.6%
Duckhorn Portfolio, Inc. (a)	71,042	661,401
MGP Ingredients, Inc.	200,205	17,243,657
		17,905,058
Distributors - 0.6%
LKQ Corp.	132,362	7,069,454
Diversified Metals & Mining - 0.1%
Materion Corp.	8,048	1,060,324
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	51,472	786,492
American Assets Trust, Inc.	36,208	793,317
Essential Properties Realty Trust, Inc.	23,919	637,681
		2,217,490
Diversified Support Services - 1.7%
Healthcare Services Group, Inc. (a)	208,231	2,598,723
Matthews International Corp., Class A	93,747	2,913,657
RB Global, Inc.	148,724	11,328,307
Vestis Corp.	115,133	2,218,613
		19,059,300
Education Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	23,749	2,692,187
Stride, Inc. (a)	93,279	5,881,241
		8,573,428
Electric Utilities - 0.8%
ALLETE, Inc.	16,770	1,000,163
IDACORP, Inc.	81,207	7,543,318
		8,543,481

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	4,319	$ 1,160,645
Atkore, Inc.	16,610	3,161,880
NEXTracker, Inc., Class A (a)	20,290	1,141,718
Sensata Technologies Holding PLC	31,100	1,142,614
		6,606,857
Electronic Components - 1.6%
Belden, Inc. (b)	117,839	10,913,070
Coherent Corp. (a)	27,838	1,687,539
Littelfuse, Inc.	22,931	5,557,328
		18,157,937
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (a)	25,000	4,369,250
Vontier Corp.	135,522	6,147,278
		10,516,528
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	7,550	1,427,101
Plexus Corp. (a)	9,216	873,861
		2,300,962
Environmental & Facilities Services - 0.7%
Aris Water Solutions, Inc., Class A	132,554	1,875,639
BrightView Holdings, Inc. (a)	85,741	1,020,318
Casella Waste Systems, Inc., Class A (a)	21,300	2,105,931
Montrose Environmental Group, Inc. (a)	65,500	2,565,635
		7,567,523
Food Distributors - 0.6%
Performance Food Group Co. (a)	85,381	6,372,838
Footwear - 0.1%
Steven Madden Ltd.	28,563	1,207,644
Forest Products - 0.9%
Louisiana-Pacific Corp.	119,368	10,016,169
Gas Utilities - 0.0%*
UGI Corp.	23,795	583,929
	Number of Shares	Fair Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	114,583	$ 3,042,179
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	314,621	3,621,288
Owens & Minor, Inc. (a)	69,031	1,912,849
		5,534,137
Healthcare Equipment - 4.8%
AtriCure, Inc. (a)	129,500	3,939,390
Axonics, Inc. (a)	43,500	3,000,195
CONMED Corp.	63,000	5,045,040
Envista Holdings Corp. (a)	57,301	1,225,095
Globus Medical, Inc., Class A (a)	121,000	6,490,440
Inspire Medical Systems, Inc. (a)	36,590	7,859,166
Integra LifeSciences Holdings Corp. (a)	130,000	4,608,500
iRhythm Technologies, Inc. (a)	40,670	4,717,720
LeMaitre Vascular, Inc.	23,394	1,552,426
Omnicell, Inc. (a)	84,500	2,469,935
Penumbra, Inc. (a)	22,500	5,021,550
PROCEPT BioRobotics Corp. (a)	76,390	3,775,194
SI-BONE, Inc. (a)	118,500	1,939,845
Tandem Diabetes Care, Inc. (a)	74,000	2,620,340
		54,264,836
Healthcare Facilities - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	91,112	7,217,893
U.S. Physical Therapy, Inc.	102,014	11,514,320
		18,732,213
Healthcare Services - 0.4%
Addus HomeCare Corp. (a)	10,534	1,088,584
Castle Biosciences, Inc. (a)	80,395	1,780,749
Option Care Health, Inc. (a)	64,370	2,158,970
		5,028,303
Healthcare Supplies - 0.6%
Haemonetics Corp. (a)	17,630	1,504,720
Lantheus Holdings, Inc. (a)	22,450	1,397,288
Neogen Corp. (a)	272,500	4,300,050
		7,202,058

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Healthcare Technology - 0.4%
Definitive Healthcare Corp. (a)	200,152	$ 1,615,226
Phreesia, Inc. (a)	60,500	1,447,765
Simulations Plus, Inc.	34,385	1,414,943
		4,477,934
Home Building - 1.1%
Cavco Industries, Inc. (a)	3,157	1,259,832
Green Brick Partners, Inc. (a)	19,479	1,173,220
Installed Building Products, Inc.	7,491	1,938,147
M/I Homes, Inc. (a)	13,480	1,837,189
Meritage Homes Corp.	12,260	2,151,140
Taylor Morrison Home Corp. (a)	70,990	4,413,448
		12,772,976
Home Furnishing Retail - 0.1%
Aaron's Co., Inc.	206,480	1,548,600
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	377,454	4,461,506
Xenia Hotels & Resorts, Inc.	99,407	1,492,099
		5,953,605
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	113,250	4,181,190
Human Resource & Employment Services - 0.2%
First Advantage Corp.	116,917	1,896,394
Industrial Machinery & Supplies & Components - 7.6%
Albany International Corp., Class A	49,000	4,581,990
Barnes Group, Inc.	183,768	6,826,981
Chart Industries, Inc. (a)	9,622	1,584,936
Enerpac Tool Group Corp.	523,907	18,682,523
Enpro, Inc.	7,650	1,291,090
Esab Corp.	14,505	1,603,818
ESCO Technologies, Inc.	59,000	6,315,950
Gates Industrial Corp. PLC (a)	40,701	720,815
Helios Technologies, Inc.	16,040	716,828
Hillenbrand, Inc.	52,468	2,638,616
ITT, Inc.	18,180	2,473,025
John Bean Technologies Corp.	74,500	7,814,305
Lincoln Electric Holdings, Inc.	6,490	1,657,805
Mueller Industries, Inc.	146,787	7,916,223
	Number of Shares	Fair Value
RBC Bearings, Inc. (a)	17,500	$ 4,731,125
Standex International Corp.	31,595	5,757,241
Timken Co.	106,890	9,345,393
		84,658,664
Industrial REITs - 0.8%
EastGroup Properties, Inc.	39,628	7,123,926
Rexford Industrial Realty, Inc.	18,540	932,562
STAG Industrial, Inc.	22,860	878,738
		8,935,226
Insurance Brokers - 0.5%
BRP Group, Inc., Class A (a)	194,500	5,628,830
Investment Banking & Brokerage - 1.3%
Houlihan Lokey, Inc.	3,182	407,901
Piper Sandler Cos.	5,960	1,183,000
PJT Partners, Inc., Class A	22,035	2,077,019
Raymond James Financial, Inc.	61,748	7,929,678
Stifel Financial Corp.	33,068	2,584,926
		14,182,524
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	246,253	1,209,102
Leisure Facilities - 0.5%
Bowlero Corp., Class A	136,000	1,863,200
Planet Fitness, Inc., Class A (a)	57,500	3,601,225
		5,464,425
Leisure Products - 1.2%
Johnson Outdoors, Inc., Class A	16,258	749,657
Malibu Boats, Inc., Class A (a)	128,954	5,581,129
Polaris, Inc.	65,985	6,606,418
		12,937,204
Life & Health Insurance - 0.1%
Primerica, Inc.	4,600	1,163,616
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (a)	87,999	5,304,580
BioLife Solutions, Inc. (a)(b)	174,843	3,243,338
Bio-Rad Laboratories, Inc., Class A (a)(b)	2,460	850,840
Bruker Corp.	82,722	7,770,905
ICON PLC (a)	14,088	4,732,863

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Mesa Laboratories, Inc.	13,294	$ 1,458,751
Repligen Corp. (a)	29,898	5,498,840
		28,860,117
Metal, Glass & Plastic Containers - 0.2%
TriMas Corp.	94,155	2,516,763
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	76,973	2,847,231
Multi-Utilities - 0.1%
Avista Corp.	33,027	1,156,606
Office REITs - 0.7%
COPT Defense Properties	31,232	754,877
Cousins Properties, Inc.	159,203	3,827,240
Easterly Government Properties, Inc.	216,532	2,492,283
Hudson Pacific Properties, Inc.	74,601	481,177
		7,555,577
Office Services & Supplies - 0.8%
MSA Safety, Inc.	48,155	9,322,326
Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	16,842	708,375
Patterson-UTI Energy, Inc.	98,310	1,173,821
		1,882,196
Oil & Gas Equipment & Services - 0.7%
ChampionX Corp.	63,100	2,264,659
Oil States International, Inc. (a)	639,128	3,937,028
ProPetro Holding Corp. (a)	138,095	1,115,808
		7,317,495
Oil & Gas Exploration & Production - 2.2%
Civitas Resources, Inc.	23,028	1,748,055
Northern Oil & Gas, Inc.	254,960	10,116,813
SM Energy Co.	247,623	12,344,007
		24,208,875
Other Specialty Retail - 0.3%
Leslie's, Inc. (a)	219,000	1,423,500
Sally Beauty Holdings, Inc. (a)	189,000	2,347,380
		3,770,880
	Number of Shares	Fair Value
Packaged Foods & Meats - 2.5%
Calavo Growers, Inc.	39,356	$ 1,094,491
Freshpet, Inc. (a)	58,500	6,777,810
J & J Snack Foods Corp.	18,000	2,602,080
Lancaster Colony Corp.	29,500	6,125,085
Simply Good Foods Co. (a)	192,000	6,533,760
Utz Brands, Inc.	252,930	4,664,029
		27,797,255
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	210,597	1,657,398
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)(b)	27,175	1,604,140
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	21,855	1,510,836
Innoviva, Inc. (a)	53,040	808,330
		2,319,166
Property & Casualty Insurance - 2.3%
AMERISAFE, Inc.	83,744	4,201,436
Kinsale Capital Group, Inc.	2,660	1,395,808
Palomar Holdings, Inc. (a)	76,210	6,388,684
RLI Corp.	31,438	4,667,600
Selective Insurance Group, Inc.	54,650	5,966,141
Skyward Specialty Insurance Group, Inc. (a)	71,000	2,656,110
Trupanion, Inc. (a)	25,490	703,779
		25,979,558
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	138,934	5,297,553
Regional Banks - 8.4%
1st Source Corp.	35,957	1,884,866
Banc of California, Inc.	103,477	1,573,885
BancFirst Corp.	27,000	2,376,810
Bank OZK (b)	47,209	2,146,121
BankUnited, Inc.	30,457	852,796
Cadence Bank	20,584	596,936
Columbia Banking System, Inc.	31,223	604,165
Cullen/Frost Bankers, Inc.	97,884	11,018,802
Enterprise Financial Services Corp.	25,872	1,049,368

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
First Financial Bankshares, Inc.	161,115	$ 5,286,183
First Foundation, Inc.	50,852	383,933
Five Star Bancorp	33,395	751,388
Fulton Financial Corp.	204,479	3,249,171
German American Bancorp, Inc.	68,000	2,355,520
Heritage Commerce Corp.	163,153	1,399,853
Home BancShares, Inc.	87,718	2,155,231
Independent Bank Corp.	61,631	3,206,045
Lakeland Financial Corp.	19,257	1,277,124
Live Oak Bancshares, Inc.	220,680	9,160,427
National Bank Holdings Corp., Class A	60,294	2,174,805
Origin Bancorp, Inc.	36,151	1,129,357
Peapack-Gladstone Financial Corp.	58,165	1,415,154
Pinnacle Financial Partners, Inc.	21,897	1,880,514
Preferred Bank	9,436	724,402
Prosperity Bancshares, Inc.	82,461	5,424,285
Renasant Corp.	142,717	4,469,896
ServisFirst Bancshares, Inc.	70,000	4,645,200
SouthState Corp.	12,034	1,023,251
Stock Yards Bancorp, Inc.	56,500	2,763,415
Texas Capital Bancshares, Inc. (a)	28,809	1,773,194
WaFd, Inc.	46,321	1,344,699
Westamerica BanCorp	61,971	3,029,143
Wintrust Financial Corp.	35,570	3,713,152
WSFS Financial Corp.	173,008	7,809,581
		94,648,672
Research & Consulting Services - 0.3%
Huron Consulting Group, Inc. (a)	7,228	698,369
Resources Connection, Inc.	168,315	2,215,026
		2,913,395
Restaurants - 1.6%
Bloomin' Brands, Inc.	39,061	1,120,269
Brinker International, Inc. (a)	25,809	1,282,191
Cheesecake Factory, Inc.	69,047	2,496,049
Shake Shack, Inc., Class A (a)	35,000	3,641,050
Texas Roadhouse, Inc.	45,897	7,089,710
Wingstop, Inc.	5,200	1,905,280
		17,534,549
Retail REITs - 0.2%
Kite Realty Group Trust	74,365	1,612,233
	Number of Shares	Fair Value
Macerich Co.	65,499	$ 1,128,548
		2,740,781
Security & Alarm Services - 0.9%
Brink's Co.	108,047	9,981,382
Self Storage REITs - 0.1%
National Storage Affiliates Trust	24,232	948,925
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (a)	8,133	906,992
Camtek Ltd. (a)	5,200	435,604
Ichor Holdings Ltd. (a)	53,354	2,060,532
Nova Ltd. (a)	5,510	977,364
Onto Innovation, Inc. (a)	36,602	6,627,890
		11,008,382
Semiconductors - 0.6%
Credo Technology Group Holding Ltd. (a)	21,070	446,473
Diodes, Inc. (a)	13,257	934,619
Impinj, Inc. (a)	9,440	1,212,190
MaxLinear, Inc. (a)	28,692	535,680
Rambus, Inc. (a)	8,290	512,405
Semtech Corp. (a)	109,122	2,999,764
Universal Display Corp.	3,000	505,350
		7,146,481
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	44,257	718,734
Soft Drinks & Non-alcoholic Beverages - 0.6%
Primo Water Corp.	318,654	5,802,689
Vita Coco Co., Inc. (a)	36,000	879,480
		6,682,169
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	181,000	2,349,380
OneSpaWorld Holdings Ltd. (a)	246,641	3,263,060
		5,612,440
Specialty Chemicals - 3.8%
Avient Corp.	196,046	8,508,396
Axalta Coating Systems Ltd. (a)	45,500	1,564,745
HB Fuller Co.	16,805	1,340,031
Ingevity Corp. (a)	235,567	11,236,546

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Innospec, Inc.	24,000	$ 3,094,560
Quaker Chemical Corp.	30,256	6,210,044
Sensient Technologies Corp.	64,500	4,462,755
Stepan Co.	71,398	6,428,676
		42,845,753
Steel - 0.5%
Carpenter Technology Corp.	21,647	1,546,029
Commercial Metals Co. (b)	70,058	4,117,308
		5,663,337
Systems Software - 1.0%
CommVault Systems, Inc. (a)	39,500	4,006,485
Gitlab, Inc., Class A (a)	21,180	1,235,218
Progress Software Corp.	14,108	752,097
Tenable Holdings, Inc. (a)	101,670	5,025,548
		11,019,348
Technology Distributors - 0.4%
Insight Enterprises, Inc. (a)	21,863	4,056,024
Technology Hardware, Storage & Peripherals - 1.2%
Corsair Gaming, Inc. (a)	206,202	2,544,533
Pure Storage, Inc., Class A (a)	200,000	10,398,000
Super Micro Computer, Inc. (a)	950	959,528
		13,902,061
Timber REITs - 0.1%
PotlatchDeltic Corp.	26,838	1,261,923
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	56,590	11,179,354
	Number of Shares	Fair Value
Transcat, Inc. (a)	17,190	$ 1,915,482
WESCO International, Inc.	11,615	1,989,417
		15,084,253
Transaction & Payment Processing Services - 0.6%
Flywire Corp. (a)	55,090	1,366,783
Marqeta, Inc., Class A (a)	82,130	489,495
Shift4 Payments, Inc., Class A (a)	55,783	3,685,583
WEX, Inc. (a)	6,490	1,541,569
		7,083,430
Water Utilities - 0.1%
American States Water Co.	10,597	765,527
Total Common Stock (Cost $790,487,576)		1,074,049,195
Short-Term Investments - 4.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (c)(d) (Cost $47,565,985)	47,565,985	47,565,985
Total Investments (Cost $838,053,561)		1,121,615,180
Liabilities in Excess of Other Assets, net - (0.1)%		(1,120,193)
NET ASSETS - 100.0%		$ 1,120,494,987

Other Information:
The Fund had the following long futures contracts open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2024	168	$ 17,486,931	$ 18,025,560	$ 538,629
During the period ended March 31, 2024, the average notional value related to long futures contracts was $14,636,027.
See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments, continued — March 31, 2024 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 1,074,049,195	$ —	$ —	$ 1,074,049,195
Short-Term Investments	47,565,985	—	—	47,565,985
Total Investments in Securities	$ 1,121,615,180	$ —	$ —	$ 1,121,615,180
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 538,629	$ —	$ —	$ 538,629
Total Other Financial Instruments	$ 538,629	$ —	$ —	$ 538,629

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	47,007,008	$47,007,008	$163,321,110	$162,762,133	$—	$—	47,565,985	$47,565,985	$1,433,920
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Institutional Small-Cap Equity Fund	17

State Street Institutional U.S. Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/24 (a)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Inception date						11/25/97
Net asset value, beginning of period	$ 10.16	$ 9.74	$ 17.26	$ 13.97	$ 12.30	$ 13.74
Income/(loss) from investment operations:
Net investment income	0.06 (b)	0.10 (b)	0.11 (b)	0.13 (b)	0.14 (b)	0.15 (b)
Net realized and unrealized gains/(losses) on investments	2.62 (b)	1.85 (b)	(1.80) (b)	3.86 (b)	2.35 (b)	0.05 (b)
Total income/(loss) from investment operations	2.68	1.95	(1.69)	3.99	2.49	0.20
Less distributions from:
Net investment income	(0.10)	(0.11)	(0.13)	(0.14)	(0.16)	(0.18)
Net realized gains	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)	(1.46)
Total distributions	(0.18)	(1.53)	(5.83)	(0.70)	(0.82)	(1.64)
Net asset value, end of period	$ 12.66	$ 10.16	$ 9.74	$ 17.26	$ 13.97	$ 12.30
Total Return(c)	26.68%	22.36%	(16.99)%	29.41%	20.77%	4.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$273,353	$218,221	$176,243	$572,329	$461,624	$419,296
Ratios to average net assets:
Net expenses	0.39% (d)	0.40%	0.38%	0.37%	0.37%	0.38%
Gross expenses	0.39% (d)	0.40%	0.38%	0.37%	0.37%	0.38%
Net investment income	0.98% (d)	1.01%	0.78%	0.81%	1.12%	1.29%
Portfolio turnover rate	29%	39%	29%	35%	38%	35%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
18	Financial Highlights

State Street Institutional U.S. Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/24 (a)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Inception date						1/3/01
Net asset value, beginning of period	$11.80	$11.08	$ 18.86	$15.21	$13.32	$14.70
Income/(loss) from investment operations:
Net investment income	0.05 (b)	0.09 (b)	0.09 (b)	0.10 (b)	0.12 (b)	0.14 (b)
Net realized and unrealized gains/(losses) on investments	3.07 (b)	2.13 (b)	(2.08) (b)	4.21 (b)	2.54 (b)	0.09 (b)
Total income/(loss) from investment operations	3.12	2.22	(1.99)	4.31	2.66	0.23
Less distributions from:
Net investment income	(0.07)	(0.08)	(0.09)	(0.10)	(0.11)	(0.15)
Net realized gains	(0.08)	(1.42)	(5.70)	(0.56)	(0.66)	(1.46)
Total distributions	(0.15)	(1.50)	(5.79)	(0.66)	(0.77)	(1.61)
Net asset value, end of period	$14.77	$11.80	$ 11.08	$18.86	$15.21	$13.32
Total Return(c)	26.60%	21.99%	(17.16)%	29.10%	20.52%	4.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 111	$ 88	$ 118	$ 268	$ 58	$ 48
Ratios to average net assets:
Net expenses	0.64% (d)	0.65%	0.63%	0.62%	0.62%	0.63%
Gross expenses	0.64% (d)	0.65%	0.63%	0.62%	0.62%	0.63%
Net investment income (loss)	0.73% (d)	0.76%	0.62%	0.56%	0.87%	1.06%
Portfolio turnover rate	29%	39%	29%	35%	38%	35%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	19

State Street Institutional Small-Cap Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Investment Class
	3/31/24 (a)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Inception date						8/3/98
Net asset value, beginning of period	$ 16.65	$ 15.49	$ 22.15	$ 15.55	$ 17.04	$ 21.94
Income/(loss) from investment operations:
Net investment income	0.06 (b)	0.11 (b)	0.05 (b)	0.02 (b)	0.05 (b)	0.06 (b)
Net realized and unrealized gains/(losses) on investments	2.69 (b)	1.84 (b)	(3.38) (b)	7.19 (b)	(0.45) (b)	(2.06) (b)
Total income/(loss) from investment operations	2.75	1.95	(3.33)	7.21	(0.40)	(2.00)
Less distributions from:
Net investment income	(0.13)	(0.04)	(0.03)	(0.04)	(0.07)	(0.04)
Net realized gains	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)	(2.86)
Total distributions	(1.34)	(0.79)	(3.33)	(0.61)	(1.09)	(2.90)
Net asset value, end of period	$ 18.06	$ 16.65	$ 15.49	$ 22.15	$ 15.55	$ 17.04
Total Return(c)	16.92%	12.79%	(18.14)%	46.98%	(3.03)%	(6.21)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,118,531	$1,018,088	$945,933	$1,308,410	$973,165	$1,255,899
Ratios to average net assets:
Net expenses	0.75% (d)	0.75%	0.79%	0.88%	0.89%	0.88%
Gross expenses	0.89% (d)	0.89%	0.88%	0.88%	0.89%	0.88%
Net investment income	0.75% (d)	0.67%	0.27%	0.10%	0.33%	0.37%
Portfolio turnover rate	22%	29%	30%	42%	31%	29%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
20	Financial Highlights

State Street Institutional Small-Cap Equity Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Service Class
	3/31/24 (a)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Inception date						9/30/05
Net asset value, beginning of period	$16.59	$15.45	$ 22.11	$15.53	$17.02	$21.93
Income/(loss) from investment operations:
Net investment income (loss)	0.04 (b)	0.07 (b)	0.01 (b)	(0.03) (b)	0.01 (b)	0.02 (b)
Net realized and unrealized gains/(losses) on investments	2.69 (b)	1.82 (b)	(3.37) (b)	7.18 (b)	(0.46) (b)	(2.05) (b)
Total income/(loss) from investment operations	2.73	1.89	(3.36)	7.15	(0.45)	(2.03)
Less distributions from:
Net investment income	(0.09)	—	—	—	(0.02)	(0.02)
Net realized gains	(1.21)	(0.75)	(3.30)	(0.57)	(1.02)	(2.86)
Total distributions	(1.30)	(0.75)	(3.30)	(0.57)	(1.04)	(2.88)
Net asset value, end of period	$18.02	$16.59	$ 15.45	$22.11	$15.53	$17.02
Total Return(c)	16.83%	12.41%	(18.28)%	46.60%	3.30%	(6.44)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,964	$1,653	$ 1,571	$2,078	$1,750	$1,937
Ratios to average net assets:
Net expenses	1.00% (d)	1.00%	1.04%	1.13%	1.14%	1.13%
Gross expenses	1.14% (d)	1.14%	1.13%	1.13%	1.14%	1.13%
Net investment income (loss)	0.50% (d)	0.42%	0.03%	(0.14)%	0.08%	0.12%
Portfolio turnover rate	22%	29%	30%	42%	31%	29%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	21

State Street Institutional Funds
Statements of Assets and Liabilities — March 31, 2024 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in unaffiliated securities, at fair value (cost $160,569,861 and $790,487,576, respectively)	$ 268,394,534	$ 1,074,049,195
Investments in affiliated securities, at fair value (cost $5,302,220 and $47,565,985, respectively)	5,302,220	47,565,985
Cash	10,034	10,832
Net cash collateral on deposit with broker for future contracts	48,699	748,456
Receivable for investments sold	308,405	—
Income receivables	239,200	904,823
Receivable for fund shares sold	3,908	6,586
Income receivable from affiliated investments	34,800	202,945
Receivable for accumulated variation margin on futures contracts	29,216	539,018
Total assets	274,371,016	1,124,027,840
Liabilities
Payable for investments purchased	703,041	1,834,781
Payable for fund shares redeemed	117,545	1,004,730
Payable to the Adviser	85,953	692,937
Distribution and service fees	24	405
Total liabilities	906,563	3,532,853

Net Assets	$ 273,464,453	$ 1,120,494,987
Net Assets Consist of:
Capital paid in	$ 152,928,954	$ 819,079,762
Total distributable earnings (loss)	120,535,499	301,415,225
Net Assets	$ 273,464,453	$ 1,120,494,987

Investment Class:
Net Assets	$ 273,353,153	$ 1,118,531,299
Shares outstanding ($0.001 par value, unlimited shares authorized)	21,592,101	61,930,075
Net asset value, offering and redemption price per share	$ 12.66	$ 18.06

Service Class:
Net Assets	$ 111,300	$ 1,963,688
Shares outstanding ($0.001 par value, unlimited shares authorized)	7,535	108,977
Net asset value, offering and redemption price per share	$ 14.77	$ 18.02
The accompanying Notes are an integral part of these financial statements.
22	Statements of Assets and Liabilities

State Street Institutional Funds
Statements of Operations — For the period ended March 31, 2024 (Unaudited)
	State Street Institutional U.S. Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$ 1,467,885	$ 6,468,556
Income from affiliated investments	213,458	1,433,920
Less: Foreign taxes withheld	(1,550)	(22,931)
Total income	1,679,793	7,879,545
Expenses
Advisory and administration fees	466,702	4,653,558
Distribution and service fees
Service Class	123	2,220
Trustees' fees	11,357	14,548
Total expenses before waivers	478,182	4,670,326
Less: Expenses waived or borne by the adviser	—	(726,732)
Net expenses	478,182	3,943,594
Net investment income (loss)	$ 1,201,611	$ 3,935,951
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 14,203,615	$ 40,480,310
Futures	794,189	1,630,665
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	42,126,447	120,049,144
Futures	(9,468)	1,083,416
Net realized and unrealized gain (loss) on investments	57,114,783	163,243,535
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 58,316,394	$ 167,179,486
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	23

State Street Institutional Funds
Statements of Changes in Net Assets
	State Street Institutional U.S. Equity Fund		State Street Institutional Small-Cap Equity Fund
	Six Months Ended March 31, 2024	Year Ended September 30, 2023	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 1,201,611	$ 2,080,331	$ 3,935,951	$ 7,075,182
Net realized gain (loss) on investments and futures	14,997,804	366,265	42,110,975	66,879,355
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	42,116,979	37,280,939	121,132,560	46,357,861
Net increase (decrease) from operations	58,316,394	39,727,535	167,179,486	120,312,398
Distributions to shareholders:
Total distributions
Investment Class	(4,026,797)	(27,722,659)	(79,973,426)	(47,269,694)
Service Class	(1,120)	(16,066)	(132,642)	(72,052)
Total distributions	(4,027,917)	(27,738,725)	(80,106,068)	(47,341,746)
Increase (decrease) in assets from operations and distributions	54,288,477	11,988,810	87,073,418	72,970,652
Share transactions:
Proceeds from sale of shares
Investment Class	11,847,333	23,891,237	13,554,639	61,155,997
Service Class	—	4,818	84,250	65,354
Value of distributions reinvested
Investment Class	3,501,854	27,290,053	79,973,426	47,269,694
Service Class	1,120	16,066	132,642	72,052
Cost of shares redeemed
Investment Class	(14,483,019)	(21,184,708)	(80,006,040)	(109,124,524)
Service Class	(171)	(58,859)	(58,171)	(172,379)
Net increase (decrease) from share transactions	867,117	29,958,607	13,680,746	(733,806)
Total increase (decrease) in net assets	55,155,594	41,947,417	100,754,164	72,236,846
Net Assets
Beginning of period	218,308,859	176,361,442	1,019,740,823	947,503,977
End of period	$ 273,464,453	$ 218,308,859	$ 1,120,494,987	$ 1,019,740,823
Changes in Fund Shares
Investment Class
Shares sold	1,058,799	2,449,063	819,470	3,579,260
Issued for distributions reinvested	311,830	3,083,622	4,665,894	2,945,152
Shares redeemed	(1,267,158)	(2,136,289)	(4,719,789)	(6,415,623)
Net increase (decrease) in fund shares	103,471	3,396,396	765,575	108,789
Service Class
Shares sold	—	429	5,049	3,835
Issued for distributions reinvested	85	1,558	7,748	4,495
Shares redeemed	(13)	(5,188)	(3,430)	(10,403)
Net increase (decrease) in fund shares	72	(3,201)	9,367	(2,073)
The accompanying Notes are an integral part of these financial statements.
24	Statements of Changes in Net Assets

State Street Institutional Funds
Notes to Financial Statements — March 31, 2024 (Unaudited)
1. Organization of the Funds
State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. The Trust is comprised of the following two series (each, a “Fund” and collectively, the “Funds”):  State Street Institutional U.S. Equity Fund and State Street Institutional Small-Cap Equity Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
Notes to Financial Statements	25

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such redesignations for which actual information has not yet been reported.
Expenses Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
26	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared and paid annually for all Funds.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
Notes to Financial Statements	27

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 29,216	$ —	$ 29,216
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 539,018	$ —	$ 539,018

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 794,189	$ —	$ 794,189
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	1,630,665	$ —	$ 1,630,665

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (9,468)	$ —	$ (9,468)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$ —	$ —	$ —	1,083,416	$ —	$ 1,083,416
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Institutional U.S. Equity Fund	First $25 million	0.55%
	Next $25 million	0.45%
	Over $50 million	0.35%
State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the independent Trustees, shareholder servicing and distribution (12b-1)
28	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).
SSGA FM is contractually obligated until January 31, 2025 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional Small-Cap Equity Fund, and/or (ii) to reimburse the State Street Institutional Small-Cap Equity Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2025 except with approval of the Board.
For the period ended March 31, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to this agreement, were $726,732.
Distribution and Shareholder Servicing Fees The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024 are disclosed in the Schedules of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.P.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, L.P, effective March 1, 2024. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each subadviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Trustees' Fees
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
Notes to Financial Statements	29

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2024 were as follows:
	Other Securities
Fund	Purchases	Sales
State Street Institutional U.S. Equity Fund	$ 68,314,196	$ 68,924,914
State Street Institutional Small-Cap Equity Fund	216,271,376	276,795,081
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2023, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$168,100,156	$109,014,608	$ 3,388,808	$105,625,800
State Street Institutional Small-Cap Equity Fund	851,923,061	334,333,910	64,103,162	270,230,748
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of March 31, 2024.
30	Notes to Financial Statements

State Street Institutional Funds
Notes to Financial Statements, continued — March 31, 2024 (Unaudited)
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	31

State Street Institutional Funds
Other Information — March 31, 2024 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2022 through December 31, 2023.  SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
32	Other Information

State Street Institutional Funds
Other Information, continued — March 31, 2024 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING INVESTMENT SUB-ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement or investment sub-advisory agreement must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Funds (the “Trust”) met on February 5-6, 2024, including in an executive session attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Small-Cap Equity Fund (the “Fund”), a series of the Trust, the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and Westfield Capital Management Company, L.P. (the “Sub-Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and Sub-Adviser reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who is independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Sub-Advisory Agreement.  The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	Performance information for the strategy proposed to be used by the Sub-Adviser for its sleeve of the Fund;
•	Information previously provided comparing the Fund’s investment advisory fee and total expense ratio, of which the Sub-Adviser’s fee will be a part, to a relevant peer group, including comparative fee and expense data provided by Broadridge Financial Solutions, Inc., an independent third-party provider of mutual fund data; and
•	Comparative information regarding fees charged by the Sub-Adviser for managing other accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Sub-Adviser, including its investment strategies and processes; and
•	Information concerning best execution and the allocation of brokerage.
Information about the Sub-Adviser
•	Reports detailing the financial results and condition of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Sub-Adviser;
•	Information about the Sub-Adviser’s proxy voting policies and procedures and information regarding the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Sub-Adviser to overseeing compliance by the Fund;
•	A description of the business continuity and disaster recovery plans of the Sub-Adviser;
•	Information regarding the Sub-Adviser’s risk management processes; and
•	A copy of the proposed Sub-Advisory Agreement.
Representatives from the Sub-Adviser also attended the February 6, 2024 meeting and provided a presentation on the proposed strategy for the Fund and responded to questions from the Independent Trustees regarding their firm and the proposed strategy.
Other Information	33

State Street Institutional Funds
Other Information, continued — March 31, 2024 (Unaudited)
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Sub-Advisory Agreement.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on February 6, 2024 the Board, including a majority of the Independent Trustees, voted to approve the Sub-Advisory Agreement for an initial two-year period.
Nature, Extent and Quality of Services
In considering whether to approve the Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser.
The Board considered the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board considered, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board considered the Adviser’s process used for overseeing the Sub-Adviser. The Board also considered the Sub-Adviser’s compliance program and risk management processes.
In connection with their consideration of the services to be provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy, its process for selecting investments, and its experienced professionals. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services to be provided by the Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how the Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Sub-Adviser can reasonably be expected to provide high quality investment management and related services for the Fund.
Fund Performance
The Board reviewed information provided by the Sub-Adviser regarding the Sub-Adviser’s performance managing the Small Cap Growth strategy it is proposing to use for the Fund.  The Board noted the Sub-Adviser’s investment performance for a composite of its existing managed accounts relative to the Russell 2000® Growth Index over both shorter and longer time periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Sub-Adviser is satisfactory.
Sub-Advisory Fee
The Board reviewed the sub-advisory fee proposed to be paid by SSGA FM to the Sub-Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. The Board also considered the comparability of the proposed fees charged and the services proposed to be provided to the Fund by the Sub-Adviser to the fees charged and services provided to other clients of the Sub-Adviser, including institutional accounts, as applicable.  The Board also considered that the sub-advisory fee is paid by SSGA FM out of its advisory fee it receives from the Fund and is not paid by the Fund.   The Board also considered that the sub-advisory fee was the product of an arm’s length negotiation between SSGA FM and the Sub-Adviser.
34	Other Information

State Street Institutional Funds
Other Information, continued — March 31, 2024 (Unaudited)
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board concluded that the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser was reasonable.
Profitability
The Board considered that the sub-advisory fee rate was negotiated with the Sub-Adviser at arm’s length. In considering the anticipated profitability to the Sub-Adviser in connection with its relationship to the Fund, the Trustees noted that the fees under the Sub-Advisory Agreement will be paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the anticipated profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.
Further, based upon its review of the Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	35

State Street Institutional Funds

Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 3, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg

   Treasurer (Principal Financial and Accounting Officer)

Date: June 3, 2024